Borrowings - Summary of Borrowings from Funding Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Secured borrowings	₨ 480,476	$ 6,373	₨ 445,055
Unsecured borrowings	98,999	1,313	217,207
Total debt (b)	₨ 579,475	$ 7,686	₨ 662,262	$ 8,784	₨ 581,588